UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/07

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           08/13/2007
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total (x$1000):  $184,132

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                     VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT     PRN  CALL  DSCRETN     MANAGERS   SOLE    SHARED   NONE
----------------------   -------------- ---------  -----------  --------    ---  ----  --------   --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AEGON NV  ADR               COM          007924103      4,642    236,233     SH        Share-defined   123   236,233
AFFILIATED MANAGERS
  GROUP INC COM             COM          008252108      4,809     37,350     SH        Share-defined   123    37,350
AFFORDABLE RESIDENTIAL
  COMMUNI COM REIT          COM          008273104      6,964    589,130     SH        Share-defined   123   589,130
AMERICAN FINL GROUP
  INC OHIO COM STK          COM          025932104      7,361    215,556     SH        Share-defined   123   215,556
AMERICAN PHYSICIANS
  SVC GROUP COM STK         COM          028882108      2,628    139,000     SH        Share-defined   123   139,000
AMERICREDIT CORP  COM STK   COM          03060R101      8,344    314,274     SH        Share-defined   123   314,274
CHUBB CORP        COM STK   COM          171232101      3,229     59,633     SH        Share-defined   123    59,633
COMMERCE BANCORP
  INC COM STK               COM          200519106      5,774    156,108     SH        Share-defined   123   156,108
CREDIT SUISSE GROUP
  ZUERICH ADR               COM          225401108      7,475    105,336     SH        Share-defined   123   105,336
DEALERTRACK HOLDINGS
  INC COM STK               COM          242309102      8,058    218,732     SH        Share-defined   123   218,732
EMPLOYERS HLDGS INC
  COM STK                   COM          292218104      3,626    170,699     SH        Share-defined   123   170,699
ESPEED INC  CL A COM STK    COM          296643109      6,871    795,289     SH        Share-defined   123   795,289
FIRST CHARTER
  CORP   COM STK            COM          319439105      2,038    104,664     SH        Share-defined   123   104,664
FIRSTFED FINANCIAL
  CORP (DEL) COM STK        COM          337907109      5,649     99,580     SH        Share-defined   123    99,580
HMS HOLDINGS CORP COM STK   COM          40425J101      7,234    377,976     SH        Share-defined   123   377,976
INTERNATIONAL ASSETS
  HLDG CORP COM STK         COM          459028106        489     21,019     SH        Share-defined   123    21,019
INVESCO PLC NEW  ADR        COM          46127U104     12,198    471,888     SH        Share-defined   123   471,888
INVESTMENT TECHNOLOGY
  GROUP  I COM STK          COM          46145F105      8,689    200,536     SH        Share-defined   123   200,536
JMP GROUP INC   COM STK     COM          46629U107      2,095    200,500     SH        Share-defined   123   200,500
KBW INC                     COM          482423100      4,580    155,902     SH        Share-defined   123   155,902
KKR FINANCIAL CORP COM REIT COM          48248A306     12,730    511,059     SH        Share-defined   123   511,059
MERUELO MADDUX
  PROPERTIES INC            COM          590473104      7,898    967,847     SH        Share-defined   123   967,847
METROCORP BANCSHARES
  INC COM STK               COM          591650106      4,097    191,720     SH        Share-defined   123   191,720
NASDAQ STK MKT INC
  COM STK                   COM          631103108      4,849    163,200     SH        Share-defined   123   163,200
NAVIGATORS GROUP INC
  COM STK                   COM          638904102      4,742     87,986     SH        Share-defined   123    87,986
OCEANFIRST FINL CORP
  COM STK                   COM          675234108      3,906    221,951     SH        Share-defined   123   221,951
OLD REP INTL CORP
  COM STK                   COM          680223104      3,700    174,023     SH        Share-defined   123   174,023
PGT INC    COM STK          COM          69336V101      6,420    587,416     SH        Share-defined   123   587,416
SCPIE HOLDINGS INC
  BEVERLY HI COM STK        COM          78402P104      2,125     85,000     SH        Share-defined   123    85,000
SCHWAB CHARLES CORP
  NEW COM STK               COM          808513105      5,393    262,827     SH        Share-defined   123   262,827
TD AMERITRADE HLDG
  CORP COM STK              COM          87236Y108      7,085    354,272     SH        Share-defined   123   354,272
ALLIED WRLD ASSURANCE
  HOLDINGS COM              COM          G0219G203       2653     51,775     SH        Share-defined   123    51,775
MAX RE CAPITAL LTD
  HAMILTON COM STK          COM          G6052F103      5,781    204,288     SH        Share-defined   123   204,288
